Acquisition Of Indebancorp (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Pro Forma Information Of Acquisition

	2013	2012

Net Interest Income	$27,943	$27,701

Net Income	$5,198	$6,800

Basic earnings per share	$2.29	$2.95

Diluted earnings per share	$2.29	$2.95

Indebancorp [Member]
Business Acquisition [Line Items]
Schedule Of Acquisition Consideration Paid

Consideration for Bank Acquisition
Cash paid	$8,574
Common Shares issued (592,099 shares)	20,576

Fair value of total consideration transferred	$29,150

Estimated Fair Value Of The Assets And Liabilities Acquired

Recognized fair values of identifiable assets acquired and liabilities assumed

Cash and cash equivalents	$19,701
Securities, available for sale	22,876
Restricted stock	860
Loans	163,453
Premises and equipment	2,937
Cash surrender value of life insurance	5,597
Core deposit intangible Asset	4,397
Accrued interest receivable	546
Other real estate owned	100
Other assets	2,628

Total assets acquired	$223,095

Deposits	194,491
Borrowed funds	5,262
Other liabilities	2,522

Total Liabilities assumed	202,275

Net identifiable assets	20,820

Goodwill	8,330

Total cash and stock consideration	$29,150